Share-Based Compensation - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended							3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Two Thousand Twelve Stock Incentive Plan [Member]	Mar. 31, 2013 Two Thousand Twelve Stock Incentive Plan [Member] Common Class A [Member]	Mar. 31, 2013 Cash Performance Units [Member]	Mar. 31, 2012 Dean Foods' Investment [Member]	Dec. 31, 2012 Dean Foods' Investment [Member]	Dec. 31, 2011 Dean Foods' Investment [Member]	Dec. 31, 2010 Dean Foods' Investment [Member]	Mar. 31, 2013 Dean Foods' Investment [Member] Minimum [Member]	Dec. 31, 2012 Dean Foods' Investment [Member] Minimum [Member]	Mar. 31, 2013 Dean Foods' Investment [Member] Maximum [Member]	Dec. 31, 2012 Dean Foods' Investment [Member] Maximum [Member]	Dec. 31, 2012 Dean Foods' Investment [Member] Stock Options [Member]	Dec. 31, 2011 Dean Foods' Investment [Member] Stock Options [Member]	Dec. 31, 2010 Dean Foods' Investment [Member] Stock Options [Member]	Dec. 31, 2012 Dean Foods' Investment [Member] Stock Units [Member]	Dec. 31, 2011 Dean Foods' Investment [Member] Stock Units [Member]	Dec. 31, 2010 Dean Foods' Investment [Member] Stock Units [Member]	Mar. 31, 2013 Dean Foods' Investment [Member] Cash Performance Units [Member]	Dec. 31, 2012 Dean Foods' Investment [Member] Cash Performance Units [Member]	Dec. 31, 2012 Dean Foods' Investment [Member] Cash Performance Units [Member]	Dec. 31, 2011 Dean Foods' Investment [Member] Cash Performance Units [Member]	Mar. 31, 2013 Dean Foods' Investment [Member] Phantom Shares [Member]	Dec. 31, 2012 Dean Foods' Investment [Member] Phantom Shares [Member]	Dec. 31, 2011 Dean Foods' Investment [Member] Phantom Shares [Member]	Dec. 31, 2012 WhiteWave Foods [Member] Stock Options [Member]	Dec. 31, 2012 WhiteWave Foods [Member] Stock Units [Member]	Mar. 31, 2013 WhiteWave Foods [Member] Phantom Shares [Member]	Dec. 31, 2012 WhiteWave Foods [Member] Phantom Shares [Member]	Mar. 31, 2013 WhiteWave Foods [Member] Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2012 WhiteWave Foods [Member] Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense	$ 7,005,000	$ 1,919,000	$ 9,529,000	$ 6,246,000	$ 6,788,000				$ 1,000,000	$ 4,300,000	$ 2,900,000	$ 2,500,000					$ 1,200,000	$ 1,700,000	$ 2,800,000	$ 3,100,000	$ 3,500,000	$ 4,000,000		$ (700,000)	$ 1,300,000	$ 200,000		$ 2,400,000	$ 800,000	$ 600,000	$ 600,000		$ 200,000		$ 100,000
Option vested on grant						Awards granted under the 2012 SIP vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date, and one-third on the third anniversary of the grant date											In general, Dean Foods' employee options vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date, and one-third on the third anniversary of the grant date.													Our employee options vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date, and one-third on the third anniversary of the grant date.
Service period after reaching the age of 55						10 years											10 years			10 years								10 years
Expected option term, in years																	10 years
Cash received from stock option exercises																	500,000
Total unrecognized stock option expense																	1,500,000			3,000,000										11,400,000	10,900,000
Unrecognized compensation expense expected to be recognized period, years																	10 months 24 days			9 months 18 days										2 years 9 months 18 days	2 years 9 months 18 days
Look back period of stock price volatility																														6 years					6 years
Tax benefit stock option expense																														$ 200,000
Stock units vesting period																				3 years			3 years		3 years		3 years	3 years			3 years	3 years	3 years	3 years	3 years
Payout range, cash performance units													0.00%	0.00%	200.00%	200.00%
Shares reserved for issuance							20
Performance periods								36 months